Consolidated statements of cash flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities of continuing operations
Net income/(loss)		SFr (7,306)	SFr (1,626)	SFr 2,666
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		1,737	3,041	1,356
Provision for credit losses		16	4,205	1,096
Deferred tax provision/(benefit)		3,810	225	434
Share-based compensation		779	922	1,152
Valuation adjustments related to long-term debt		(15,050)	1,424	2,364
Share of net income/(loss) from equity method investments		(103)	(182)	(121)
Trading assets and liabilities, net		35,984	27,054	(8,090)
(Increase)/decrease in other assets		1,356	14,623	(7,829)
Increase/(decrease) in other liabilities		(7,380)	(12,537)	819
Other, net		(23)	(211)	122
Total adjustments		21,126	38,564	(8,697)
Net cash provided by/(used in) operating activities		13,820	36,938	(6,031)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		885	(7)	(519)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		38,854	(8,895)	19,289
Purchase of investment securities		(1,230)	(630)	(402)
Proceeds from sale of investment securities		44	0	629
Maturities of investment securities		229	184	184
Investments in subsidiaries and other investments		(286)	(2,049)	(210)
Proceeds from sale of other investments		510	616	678
(Increase)/decrease in loans		14,634	(3,710)	(8,029)
Proceeds from sale of loans		2,754	5,371	3,860
Capital expenditures for premises and equipment and other intangible assets		(1,438)	(1,419)	(1,188)
Proceeds from sale of premises and equipment and other intangible assets		0	3	45
Other, net		586	454	113
Net cash provided by/(used in) investing activities		55,542	(10,082)	14,450
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(166,585)	1,217	24,618
Increase/(decrease) in short-term borrowings		(7,587)	(337)	(5,246)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(7,487)	(2,996)	(1,534)
Issuances of long-term debt		64,153	56,552	58,009
Repayments of long-term debt		(49,644)	(52,965)	(42,768)
Proceeds from issuance		3,924	0	0
Net sale and repurchase of treasury shares		(229)	(1,057)	(889)
Dividends paid/capital repayments		(280)	(257)	(716)
Other, net		(148)	(204)	7
Net cash provided by/(used in) financing activities		(163,883)	(47)	31,481
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(1,819)	(1,103)	(2,667)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(96,340)	25,706	37,233
Cash and due from banks at beginning of period	[1]	164,818	139,112	101,879
Cash and due from banks at end of period	[1]	68,478	164,818	139,112
Cash paid for income taxes and interest
Cash paid for income taxes		678	815	757
Cash paid for interest		7,835	5,703	8,376
Bank
Operating activities of continuing operations
Net income/(loss)		(7,304)	(1,029)	2,514
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		1,540	2,227	1,196
Provision for credit losses		15	4,209	1,092
Deferred tax provision/(benefit)		3,772	164	358
Share-based compensation		745	886	1,086
Valuation adjustments related to long-term debt		(14,434)	1,140	2,706
Share of net income/(loss) from equity method investments		(109)	(181)	(120)
Trading assets and liabilities, net		35,806	27,302	(8,079)
(Increase)/decrease in other assets		1,750	16,082	(7,128)
Increase/(decrease) in other liabilities		(7,316)	(13,453)	407
Other, net		(106)	(454)	176
Total adjustments		21,663	37,922	(8,306)
Net cash provided by/(used in) operating activities		14,359	36,893	(5,792)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		885	(6)	(520)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		38,854	(8,895)	19,289
Purchase of investment securities		(1,230)	(630)	(402)
Proceeds from sale of investment securities		44	0	629
Maturities of investment securities		229	184	184
Investments in subsidiaries and other investments		(286)	(2,049)	(210)
Proceeds from sale of other investments		509	615	677
(Increase)/decrease in loans		19,303	(3,935)	(9,252)
Proceeds from sale of loans		2,754	5,371	3,860
Capital expenditures for premises and equipment and other intangible assets		(1,254)	(1,254)	(1,044)
Proceeds from sale of premises and equipment and other intangible assets		0	3	45
Other, net		590	457	113
Net cash provided by/(used in) investing activities		60,398	(10,139)	13,369
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(166,262)	1,111	24,616
Increase/(decrease) in short-term borrowings		(11,329)	3,437	(5,290)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(7,493)	(2,998)	(1,539)
Issuances of long-term debt		62,694	51,254	57,641
Repayments of long-term debt		(49,644)	(52,964)	(42,768)
Dividends paid/capital repayments		(571)	(11)	(10)
Other, net		3,333	350	(445)
Net cash provided by/(used in) financing activities		(169,272)	179	32,205
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(1,765)	(1,114)	(2,619)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(96,280)	25,819	37,163
Cash and due from banks at beginning of period	[2]	164,026	138,207	101,044
Cash and due from banks at end of period	[2]	67,746	164,026	138,207
Cash paid for income taxes and interest
Cash paid for income taxes		653	797	735
Cash paid for interest		SFr 7,566	SFr 5,518	SFr 8,126

[1]	Includes restricted cash.
[2]	Includes restricted cash.